Other gains/(losses), net (Tables)	12 Months Ended
Dec. 31, 2019
Other Gains Losses [Abstract]
Summary of Other Gains/(losses), net
	Year ended December 31,
	2017	2018	2019
	RMB’million	RMB’million	RMB’million
Government grants and tax rebates (note)	30	52	132
Impairment provision for investments in associates (Note 15)	(2)	(2)	(43)
Net foreign exchange gains/(losses)	18	(31)	-
Gain on step-up acquisition arising from business combination	72	-	-
Fair value change of investment	-	(30)	(37)
Others	6	(18)	26
	124	(29)	78